Segmented Information - Product Line (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segmented Information
Insurance revenue	$ 26,934.8	$ 24,703.5
Distribution of insurance revenue	100.00%	100.00%
Property
Segmented Information
Insurance revenue	$ 9,743.2	$ 8,486.5
Distribution of insurance revenue	36.20%	34.40%
Casualty
Segmented Information
Insurance revenue	$ 14,948.4	$ 14,256.4
Distribution of insurance revenue	55.50%	57.70%
Specialty
Segmented Information
Insurance revenue	$ 2,243.2	$ 1,960.6
Distribution of insurance revenue	8.30%	7.90%
Property and Casualty Insurance and Reinsurance
Segmented Information
Insurance revenue	$ 26,799.3	$ 24,563.7
Property and Casualty Insurance and Reinsurance | Property
Segmented Information
Insurance revenue	9,743.2	8,486.5
Property and Casualty Insurance and Reinsurance | Casualty
Segmented Information
Insurance revenue	14,935.2	14,235.0
Property and Casualty Insurance and Reinsurance | Specialty
Segmented Information
Insurance revenue	2,120.9	1,842.2
Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Insurance revenue	8,077.7	7,214.7
Property and Casualty Insurance and Reinsurance | North American Insurers | Property
Segmented Information
Insurance revenue	2,001.5	1,712.8
Property and Casualty Insurance and Reinsurance | North American Insurers | Casualty
Segmented Information
Insurance revenue	5,634.6	5,078.7
Property and Casualty Insurance and Reinsurance | North American Insurers | Specialty
Segmented Information
Insurance revenue	441.6	423.2
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Insurance revenue	15,480.2	14,693.4
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Property
Segmented Information
Insurance revenue	5,848.2	5,239.6
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Casualty
Segmented Information
Insurance revenue	8,561.7	8,516.3
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Specialty
Segmented Information
Insurance revenue	1,070.3	937.5
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Insurance revenue	3,241.4	2,655.6
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Property
Segmented Information
Insurance revenue	1,893.5	1,534.1
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Casualty
Segmented Information
Insurance revenue	738.9	640.0
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Specialty
Segmented Information
Insurance revenue	609.0	481.5
Life insurance and Run-off
Segmented Information
Insurance revenue	135.5	139.8
Life insurance and Run-off | Casualty
Segmented Information
Insurance revenue	13.2	21.4
Life insurance and Run-off | Specialty
Segmented Information
Insurance revenue	$ 122.3	$ 118.4